RISK MANAGEMENT - Schedule of Liquidity Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Dividends payable	$ 75,297	$ 79,845
Client and trust funds payable	961,080	368,348
Total financial liabilities	4,184,842	$ 2,327,999
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	308,797
Dividends payable	75,297
Client and trust funds payable	961,080
Long-term debt	2,466,027
Deferred consideration	96,855
Contingent consideration	131,122
Put option	109,394
Total financial liabilities	4,148,572
2021 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	308,797
Dividends payable	75,297
Client and trust funds payable	961,080
Long-term debt	200,000
Deferred consideration	96,855
Contingent consideration	29,695
Put option	103,862
Total financial liabilities	1,775,586
2022 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	0
Deferred consideration	0
Contingent consideration	25,023
Put option	2,449
Total financial liabilities	27,472
2023 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	325,000
Deferred consideration	0
Contingent consideration	23,829
Put option	0
Total financial liabilities	348,829
2024 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	350,000
Deferred consideration	0
Contingent consideration	52,575
Put option	1,432
Total financial liabilities	404,007
2025 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	450,000
Deferred consideration	0
Contingent consideration	0
Put option	0
Total financial liabilities	450,000
2027 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	250,000
Deferred consideration	0
Contingent consideration	0
Put option	1,651
Total financial liabilities	251,651
2030 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	891,027
Deferred consideration	0
Contingent consideration	0
Put option	0
Total financial liabilities	$ 891,027